Financial Instruments and Risk Management	12 Months Ended
Dec. 31, 2020
Notes to Consolidated Financial Statements [Abstract]
Note 21 - Financial Instruments and Risk Management

Note 21 - Financial Instruments and Risk Management

A. General

The Group has extensive international operations wherein it is exposed to credit, liquidity and market risks (including currency, interest and other price risks). In order to reduce the exposure to these risks, the Group holds financial derivative instruments, (including forward transactions, SWAP transactions, and options) to reduce the exposure to foreign currency risks, commodity price risks, energy and marine transport and interest risks. Furthermore, the Group holds derivative financial instruments to hedge the exposure and changes in the cash flows.

The transactions in derivatives are executed with large Israeli and non-Israeli financial institutions, and therefore Group management believes the credit risk in respect thereof is low.

This Note presents information about the Group’s exposure to each of the above risks, and the Group’s objectives, policies and processes for measuring and managing risk.

The Company regularly monitor the extent of our exposure and the rate of the hedging transactions for the various risks described below. The Company execute hedging transactions according to our hedging policy with reference to the actual developments and expectations in the various markets.

Note 21 - Financial Instruments and Risk Management (cont'd)

B. Groups and measurement bases of financial assets and financial liabilities

As at December 31, 2020
Financial assets			Financial liabilities
Measured at fair value through the statement of income	Measured at fair value through the statement of comprehensive income	Measured at amortized cost	Measured at fair value through the statement of income	Measured at amortized cost
$ millions	$ millions	$ millions	$ millions	$ millions

Current assets
Cash and cash equivalents	-	-	214	-	-
Short-term investments and deposits	-	-	100	-	-
Trade receivables	-	-	883	-	-
Other receivables	-	-	122	-	-
Investments at fair value through other comprehensive income	-	53	-	-	-
Foreign currency and interest derivative designated as economic hedge	24	-	-	-	-
Non-current assets
Foreign currency and interest derivative instruments designated as cash flow hedge	115	-	-	-	-
Investments at fair value through other comprehensive income	-	83	-	-	-
Other non-current asset	-	-	8	-	-
Total financial assets	139	136	1,327	-	-
Current liabilities
Short term debt	-	-	-	-	(679)
Trade payables	-	-	-	-	(740)
Other current liabilities	-	-	-	-	(156)
Foreign currency and interest derivative designated as economic hedge	-	-	-	(42)	-
Energy and marine transport derivative designated as economic hedge	-	-	-	(1)	-
Non-current liabilities
Long term debt and debentures	-	-	-	-	(2,053)
Foreign currency and interest derivative designated as economic hedge	-	-	-	(13)	-
Foreign currency and interest derivative instruments designated as cash flow hedge	-	-	-	(28)	-
Other non- current liabilities	-	-	-	-	(53)
Total financial liabilities	-	-	-	(84)	(3,681)
Total financial instruments, net	139	136	1,327	(84)	(3,681)

Note 21 - Financial Instruments and Risk Management (cont'd)

B. Groups and measurement bases of financial assets and financial liabilities (cont'd)

As at December 31, 2019
Financial assets		Financial liabilities
Measured at fair value through the statement of income	Measured at fair value through the statement of comprehensive income	Measured at amortized cost	Measured at fair value through the statement of income	Measured at amortized cost
$ millions	$ millions	$ millions	$ millions	$ millions

Current assets
Cash and cash equivalents	-	-	95	-	-
Short-term investments and deposits	-	-	96	-	-
Trade receivables	-	-	778	-	-
Other receivables	-	-	105	-	-
Foreign currency and interest derivative designated as economic hedge	10	-	-	-	-
Energy and marine transport derivative designated as economic hedge	1	-	-	-	-
Investments at fair value through other comprehensive income	-	40	-	-	-
Non-current assets
Investments at fair value through other comprehensive income	-	111	-	-	-
Foreign currency and interest derivative instruments designated as cash flow hedge	57	-	-	-	-
Other non-current asset	-	-	6	-	-
Total financial assets	68	151	1,080	-	-
Current liabilities
Short term debt	-	-	-	-	(420)
Trade payables	-	-	-	-	(712)
Other current liabilities	-	-	-		(128)
Foreign currency and interest derivative designated as economic hedge	-	-	-	(5)
Energy and marine transport derivative designated as economic hedge	-	-	-	(3)
Non-current liabilities
Long term debt and debentures	-	-	-	-	(2,181)
Foreign currency and interest derivative designated as economic hedge	-	-	-	(6)
Other non- current liabilities	-	-	-	-	(38)
Total financial liabilities	-	-	-	(14)	(3,479)
Total financial instruments, net	68	151	1,080	(14)	(3,479)

Note 21 - Financial Instruments and Risk Management (cont'd)

C. Credit risk

(1) General

(a) Customer credit risks

Credit risk is the risk of financial loss to the Group if a customer or counterparty to a financial instrument fails to meet its contractual obligations, and it arises mainly from the Group’s receivables from customers and from other receivables as well as from investments in securities.

The Company sells to a wide range and large number of customers, including customers with material credit balances. On the other hand, the Company does not have a concentration of sales to individual customers.

The Company has a regular policy of insuring the credit risk of its customers by means of purchasing credit insurance with insurance companies, other than sales to government agencies and sales in small amounts. Most of all other sales are executed only after receiving approval of coverage in the necessary amount from an insurance company or other collaterals of a similar level.

The use of an insurance company as aforementioned ensures that the credit risk is managed professionally and objectively by an expert external party and transfers most of the credit risk to third parties. Nevertheless, the common deductible in credit insurances is 10% (even higher in a small number of cases) thus the Group is still exposed to part of the risk, out of the total insured amount.

In addition, the Group has an additional deductible cumulative annual amount of approximately $6 million through a wholly‑owned captive reinsurance Company.

Most of the Group’s customers have been trading with the Group for many years and only rarely have credit losses been incurred by the Group. The financial statements include specific allowance for doubtful debts that appropriately reflect, in Management’s opinion, the credit loss in respect of accounts receivables which are considered doubtful.

(b) Credit risks in respect of deposits

The Group deposits its balance of liquid financial assets in bank deposits and in securities. All the deposits are with a diversified group of leading banks preferably with banks that provide loans to the Group.

Note 21 - Financial Instruments and Risk Management (cont'd)

C. Credit risk (cont'd)

(2) Maximum Exposure to credit risk

The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk at the reporting date was:

As at December 31
Carrying amount ($ millions)
2020	2019

Cash and cash equivalents	214	95
Short term investments and deposits	100	96
Trade receivables	883	778
Other receivables	122	105
Derivatives	139	68
Other non-current assets	8	6
	1,466	1,148

The maximum exposure to credit risk for trade receivables, at the reporting date by geographic region was:

As at December 31
Carrying amount ($ millions)
2020	2019

Europe	330	252
Asia	258	249
North America	144	114
South America	68	74
Israel	67	72
Other	16	17
	883	778

(3) Aging of debts and impairment losses

The aging of trade receivables at the reporting date was:

As at December 31
2020		2019
Gross	Impairment	Gross	Impairment
$ millions	$ millions	$ millions	$ millions

Not past due	788	-	661	-
Past due up to 3 months	58	-	65	-
Past due 3 to 12 months	7	(1)	26	(1)
Past due over 12 months	40	(9)	29	(2)
	893	(10)	781	(3)

Note 21 - Financial Instruments and Risk Management (cont'd)

C. Credit risk (cont'd)

(3) Aging of debts and impairment losses

The movement in the allowance for doubtful accounts during the year was as follows:

2020	2019
$ millions	$ millions

Balance as at January 1	3	3
Additional allowance	5	2
Write offs	-	(1)
Reversals	-	(1)
Changes due to translation differences	2	-
Balance as at December 31	10	3

D. Liquidity risk

Liquidity risk is the risk that the Group will not be able to meet its financial obligations as they fall due. The Group’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to timely meet its liabilities, under both normal and stressed conditions, without incurring unwanted losses.

The Company manages the liquidity risk by holding cash balances, short-term deposits and secured bank credit facilities.

The following are the contractual maturities of financial liabilities, including estimated interest payments:

As at December 31, 2020
Carrying amount	12 months or less	1-2 years	3-5 years	More than 5 years
$ millions

Non-derivative financial liabilities
Short term debt (not including current maturities)	296	299	-	-	-
Trade payables	740	740	-	-	-
Other current liabilities	156	156	-	-	-
Long-term debt, debentures and others	2,489	489	529	859	1,559
	3,681	1,684	529	859	1,559
Financial liabilities – derivative instruments
Foreign currency and interest derivative designated as economic hedge	55	42	-	-	13
Energy and marine transport derivative designated as economic hedge	1	1	-	-	-
Foreign currency and interest derivative designated as cash flow hedge	28	-	-	-	28
	84	43	-	-	41

Note 21 - Financial Instruments and Risk Management (cont'd)

D. Liquidity risk (cont'd)

As at December 31, 2019
Carrying amount	12 months or less	1-2 years	3-5 years	More than 5 years
$ millions

Non-derivative financial liabilities
Short term debt (not including current maturities)	358	361	-	-	-
Trade payables	712	712	-	-	-
Other current liabilities	128	128	-	-	-
Long-term debt and debentures	2,281	157	645	1,101	1,288
	3,479	1,358	645	1,101	1,288
Financial liabilities – derivative instruments utilized for economic hedging
Foreign currency and interest derivative designated as economic hedge	11	5	-	-	6
Energy and marine transport derivative designated as economic hedge	3	3	-	-	-
	14	8	-	-	6

E. Market risk

Market risk is the risk that changes in market prices, such as foreign exchange rates, interest rates and equity prices will affect the fair value or future cash flows of a financial instrument.

1. Interest risk

The Group has loans bearing variable interests and therefore its financial results and cash flows are exposed to fluctuations in the market interest rates.

ICL uses financial instruments, including derivatives, in order to hedge this exposure. The Group uses interest rate swap contracts mainly in order to reduce the exposure to cash flow risk in respect of changes in interest rates.

As part of the global reform in interest rate benchmarks, the Libor fallback is scheduled for the end of 2021. Three global interest rate benchmarks are expected to transition to alternative risk-free rates and to replace the existing benchmark London interbank offered rates (LIBOR): SOFR (USD), ESTR (EUR) and SONIA (GBP).

As of December 31,2020 LIBOR, continues to be used as a reference rate and in valuation of instruments with maturities that exceed the expected end date for LIBOR. the Company's LIBOR-based debt is USD 99.4 million, out of which only USD 30 million will mature after the expected end date for LIBOR. The Company's LIBOR-based derivatives amount to $150 million.

As of December 31,2020, we have not finalized an agreement with the banks regarding the Libor transition effects on loans and derivatives.

Note 21 - Financial Instruments and Risk Management (cont'd)

E. Market risk (cont'd)

1. Interest risk (cont'd)

(a) Interest Rate Profile

Set forth below are details regarding the type of interest on the Group’s non-derivative interest‑bearing financial instruments:

As at December 31
2020	2019
$ millions	$ millions

Fixed rate instruments
Financial assets	165	164
Financial liabilities	(2,450)	(1,947)
	(2,285)	(1,783)
Variable rate instruments
Financial assets	223	100
Financial liabilities	(296)	(669)
	(73)	(569)

(b) Sensitivity analysis for fixed rate instruments

Most of the Group’s instruments bearing fixed interest are not measured at fair value through the statement of income. Therefore, changes in the interest rate will not have any impact on the profit or loss in respect of changes in the value of assets and liabilities bearing fixed interest.

(c) Sensitivity analysis for variable rate instruments

The below analysis assumes that all other variables (except for the interest rate), in particular foreign currency rates, remain constant.

As at December 31, 2020
Impact on profit (loss)
Decrease of 1% in interest	Decrease of 0.5% in interest	Increase of 0.5% in interest	Increase of 1% in interest
$ millions	$ millions	$ millions	$ millions

SWAP instruments
Changes in U.S. Dollar interest	(39)	(19)	18	36
Changes in Israeli Shekel interest	49	24	(22)	(42)
Changes in Euro interest	(2)	(1)	1	2

Note 21- Financial Instruments and Risk Management (cont'd)

E. Market risk (cont’d)

1. Interest risk (cont’d)

(d) Terms of derivative financial instruments used to hedge interest risk

As at December 31, 2020
Carrying amount (fair value)	Stated amount	Maturity date	Interest rate range
$ millions	$ millions	Years	%

U.S. Dollar
SWAP contracts from variable interest to fixed interest	(13)	150	2024	2.47%-2.60%
Israeli Shekel
SWAP contracts from fixed ILS interest to fixed USD interest	87	701	2034	2.40%-4.47%
GBP
SWAP contracts from variable USD interest to fixed GBP interest.	5	63	18/05/2021	1-month libor
Euro
SWAP contracts from variable USD interest to fixed EUR interest	(41)	324	19/05/2021	1-month libor

As at December 31, 2019
Carrying amount (fair value)	Stated amount	Maturity date	Interest rate range
$ millions	$ millions	Years	%

U.S. Dollar
SWAP contracts from variable interest to fixed interest	(6)	150	2024	2.47%-2.60%
Israeli Shekel
SWAP contracts from fixed ILS interest to fixed USD interest	57	482	2024	2.45%-4.47%
Euro
SWAP contracts from variable USD interest to fixed EUR interest	(3)	447	19/02/2020	1-month libor

Note 21- Financial Instruments and Risk Management (cont'd)

E. Market risk (cont’d)

2. Currency risk

The Group is exposed to currency risk with respect to sales, purchases, assets and liabilities that are denominated in a currency other than the functional currency of the Group. The main exposure is the New Israeli Shekel, Euro, British Sterling, Chinese Yuan Brazilian Real and Turkey Lira.

The Group enters into foreign currency derivatives – forward exchange transactions and currency options – all in order to protect the Group from the risk that the eventual cash flows, resulting from existing assets and liabilities, and sales and purchases of goods within the framework of firm or anticipated commitments (based on a budget of up to one year), denominated in foreign currency, will be affected by changes in the exchange rates.

(a) Sensitivity analysis

A 10% increase at the rate of the US$ against the following currencies would have increased (decreased) profit or loss by the amounts shown below. This analysis assumes that all other variables, in particular interest rates, remain constant.

As at December 31
Impact on profit (loss)
2020	2019
$ millions	$ millions

Non-derivative financial instruments
U.S. Dollar/Euro	(96)	(95)
U.S. Dollar/Israeli Shekel	134	98
U.S. Dollar/British Pound	2	(4)
U.S. Dollar/Chinese Yuan	(1)	(1)
U.S. Dollar/Turkey Lira	(1)	(1)

A 10% decrease of the US$ against the above currencies at December 31 would have the same effect but in the opposite direction.

Note 21 - Financial Instruments and Risk Management (cont'd)

E. Market risk (cont'd)

2. Currency risk (cont'd)

(a) Sensitivity analysis (cont'd)

Presented hereunder is a sensitivity analysis of the Group’s foreign currency derivative instruments as at December 31, 2020. Any change in the exchange rates of the principal currencies shown below would have increased (decreased) profit and loss and equity by the amounts shown below. This analysis assumes that all other variables remain constant.

As at December 31, 2020
Increase 10%	Increase 5%	Decrease 5%	Decrease 10%
$ millions	$ millions	$ millions	$ millions

Euro/ U.S. Dollar
Forward transactions	14	7	(8)	(17)
Options	4	2	(3)	(6)
SWAP	33	18	(19)	(41)

U.S. Dollar/Israeli Shekel
Forward transactions	(39)	(20)	23	48
Options	(26)	(14)	19	44
SWAP	(82)	(43)	48	101

British Pound/U.S. Dollar
Forward transactions	(3)	(1)	1	3
Options	(1)	-	1	1
SWAP	(6)	(3)	4	8

U.S. Dollar/Japanese Yen
Forward transactions	1	-	-	(1)

Note 21 - Financial Instruments and Risk Management (cont'd)

E. Market risk (cont'd)

2.  Currency risk (cont'd)

(b) Terms of derivative financial instruments used to reduce foreign currency risk

As at December 31, 2020
Carrying amount	Stated amount	Average
$ millions	$ millions	exchange rate

Forward contracts
U.S. Dollar/Israeli Shekel	8	377	3.2
Euro/U.S. Dollar	-	150	1.2
U.S. Dollar/British Pound	-	27	1.4
U.S. Dollar/Chinese Yuan Renminbi	-	23	6.6
Other	-	53	-
Currency and interest SWAPs
U.S. Dollar/Israeli Shekel	87	701	3.7
Euro/U.S. Dollar	(41)	324	1.1
U.S. Dollar/British Pound	5	63	1.3
Put options
U.S. Dollar/Israeli Shekel	13	400	3.3
Euro/U.S. Dollar	-	47	1.2
U.S. Dollar/Japanese Yen	-	2	107
U.S. Dollar/British Pound	-	10	1.3
Call options
U.S. Dollar/Israeli Shekel	(1)	380	3.3
Euro/U.S. Dollar	(2)	47	1.2
U.S. Dollar/Japanese Yen	-	2	107
U.S. Dollar/British Pound	-	10	1.3

Note 21 - Financial Instruments and Risk Management (cont'd)

E. Market risk (cont'd)

2. Currency risk (cont'd)

(b) Terms of derivative financial instruments used to reduce foreign currency risk (cont’d)

As at December 31, 2019
Carrying amount	Stated amount	Average exchange rate
$ millions	$ millions

Forward contracts
U.S. Dollar/Israeli Shekel	-	309	3.5
Euro/U.S. Dollar	(1)	61	1.1
U.S. Dollar/British Pound	-	33	1.3
U.S. Dollar/Chinese Yuan Renminbi	-	28	7.1
Other	4	56	0.9
Currency and interest SWAPs
U.S. Dollar/Israeli Shekel	57	482	3.7
Euro/U.S. Dollar	(3)	447	1.1
Put options
U.S. Dollar/Israeli Shekel	4	600	3.4
Euro/U.S. Dollar	-	45	1.1
U.S. Dollar/Japanese Yen	-	1	108.5
U.S. Dollar/British Pound	-	15	1.3
Call options
U.S. Dollar/Israeli Shekel	-	440	3.4
Euro/U.S. Dollar	1	45	1.1

Note 21 - Financial Instruments and Risk Management (cont'd)

E. Market risk (cont'd)

2. Currency risk (cont'd)

(c) Linkage terms of monetary balances – in millions of Dollars

As at December 31, 2020
US Dollar	Euro	British Pound	Israeli Shekel	Brazilian Real	Chinese Yuan Renminbi	Other	Total

Non-derivative instruments:
Cash and cash equivalents	114	13	5	2	6	60	14	214
Short term investments and deposits	88	5	-	-	-	4	3	100
Trade receivables	454	227	35	58	21	51	37	883
Other receivables	72	41	-	7	-	-	2	122
Investments at fair value through other comprehensive income	-	-	-	-	-	136	-	136
Other non-current assets	1	3	-	-	4	-	-	8
Total financial assets	729	289	40	67	31	251	56	1,463
Short-term debt	267	70	85	181	7	68	1	679
Trade payables	145	163	21	326	11	66	8	740
Other current liabilities	41	68	4	17	-	26		156
Long term debt, debentures and others	1,211	36	22	716	2	60	6	2,053
Other non-current liabilities	2	51	-	-	-	-	-	53
Total financial liabilities	1,666	388	132	1,240	20	220	15	3,681
Total non-derivative financial instruments, net	(937)	(99)	(92)	(1,173)	11	31	41	(2,218)
Derivative instruments:
Forward transactions	-	150	27	377	15	23	38	630
Cylinder	-	47	10	400	20	-	2	479
SWAPS – U.S. Dollar into Israeli Shekel	-	-	-	701	-	-	-	701
SWAPS – U.S. Dollar into Euro	-	324	-	-	-	-	-	324
SWAPS – U.S. Dollar into British Pound	-	-	63	-	-	-	-	63
Total derivative instruments	-	521	100	1,478	35	23	40	2,197
Net exposure	(937)	422	8	305	46	54	81	(21)

Note 21 - Financial Instruments and Risk Management (cont'd)

E. Market risk (cont'd)

2. Currency risk (cont'd)

(c) Linkage terms of monetary balances – in millions of Dollars (cont'd)

As at December 31, 2019
US Dollar	Euro	British Pound	Israeli Shekel	Brazilian Real	Chinese Yuan Renminbi	Others	Total

Non-derivative instruments:
Cash and cash equivalents	18	19	4	4	6	33	11	95
Short term investments and deposits	89	1	-	-	-	3	3	96
Trade receivables	381	177	37	50	22	48	63	778
Other receivables	84	16	-	3	-	-	2	105
Investments at fair value through other comprehensive income	-	-	-	-	-	151	-	151
Other non-current assets	3	1	-	-	2	-	-	6
Total financial assets	575	214	41	57	30	235	79	1,231
Short-term debt	198	95	18	58	4	47	-	420
Trade payables	172	178	22	247	9	79	5	712
Other current liabilities	19	44	4	47	-	12	2	128
Long term debt, debentures and others	1,452	34	29	596	7	60	4	2,182
Other non-current liabilities		38						38
Total financial liabilities	1,841	389	73	948	20	198	11	3,480
Total non-derivative financial instruments, net	(1,266)	(175)	(32)	(891)	10	37	68	(2,249)
Derivative instruments:
Forward transactions	-	61	33	309	-	28	56	487
Cylinder	-	45	15	600	-	-	-	660
SWAPS – U.S. Dollar into Israeli Shekel	-	-	-	482	-	-	-	482
SWAPS – U.S. Dollar into Euro	-	447	-	-	-	-	-	447
Total derivative instruments	-	553	48	1,391	-	28	56	2,076
Net exposure	(1,266)	378	16	500	10	65	124	(173)

Note 21 - Financial Instruments and Risk Management (cont'd)

E. Market risk (cont’d)

3. Other price risk

A. Investment in shares

During the year 2020 the Company sold a total of 42.9 million of its shares in YYTH for a consideration of $32 million. As at December 31, 2020, the remaining balance of the investment is $136 million, representing about 10% of YYTH's share capital. In January 2021 YYTH issued shares which diluted the company’s holding to 8%.

B. Financial asset at amortized cost

As part of the sale of the fire safety and oil additives businesses, in 2018, the Company granted a loan to the buyers, in the carrying amount of $53 million bearing interest to be paid along with the loan principal. As of December 31, 2020, the loan is presented as a financial asset at amortized cost under “current assets” in the statement of financial position, in the amount of $66 million.

C. Foreign currency risks

The Company is exposed to changes in the exchange rate of the shekel against the dollar in respect of principal and interest in certain debentures and loans. The Company's risk management strategy is to hedge the changes in cash flows deriving from liabilities in shekels by using derivatives. These exposures are hedged from time to time, according to the assessment of the exposure and inherent risks against which the Company chooses to hedge, in accordance with the Company's risk management strategy.

In view of the above, in January and May 2020, the Company designated several swap contracts for cash flow hedge. These transactions, which include principal and interest of Series G debentures, entitle the Company to receive fixed shekel interest against a liability to pay dollar interest at a fixed rate. The Company designated the spot component of the exchange rate swap contracts for hedging the currency risk in the cash flows of the said debt balances. The Company applies a 1:1 hedging ratio. The main source of potential ineffectiveness in these hedging ratios is the effect of the Company's and counterparty's credit risk on the fair value of the swap contracts. As at the date of the hedge transaction, the total balance of the hedged instruments amounted to about $110 million and $109 million, respectively

Note 21 - Financial Instruments and Risk Management (cont'd)

F. Fair value of financial instruments

The carrying amounts in the books of certain financial assets and financial liabilities, including cash and cash equivalents, investments, short-term deposits and loans, receivables and other debit balances, long-term investments and receivables, short-term credit, payables and other credit balances, long-term loans bearing variable interest and other liabilities, and derivative financial instruments, correspond to or approximate their fair value.

The following table details the book value and the fair value of financial instrument groups presented in the financial statements not in accordance with their fair value:

As at December 31, 2020		As at December 31, 2019
Carrying amount	Fair value	Carrying amount	Fair value
$ millions	$ millions	$ millions	$ millions

Loans bearing fixed interest (1)	89	96	74	82
Debentures bearing fixed interest
Marketable (2)	1,625	1,870	1,237	1,395
Non-marketable (3)	281	296	281	293
	1,995	2,262	1,592	1,770
        The fair value of the Shekel, Euro, and Yuan loans issued bearing fixed interest is based on calculation of the present value of the cash flows in respect of the principal and the interest and is discounted at the market interest rates on the measurement date for similar loans having similar characteristics and is classified as Level 2 in the fair value hierarchy. The average discount interest as of December 31, 2020 for the Shekel, Euro and Yuan loans was 1.6%, 1.4% and 5.1%, respectively (December 31, 2019 for the Shekel, Euro and Yuan loans 1.4%, 1.3%, and 4.2%, respectively).
        The fair value of the marketable debentures is based on the quoted stock exchange price and is classified as Level 1 in the fair value hierarchy.
        The fair value of the non‑marketable debentures is based on calculation of the present value of the cash flows in respect of the principal and the interest and is discounted at the Libor rate customary in the market for similar loans having similar characteristics and is classified as Level 2 in the fair value hierarchy. The average discount interest as of December 31, 2020 was 2.6% (December 31, 2019 – 3.7%).

Note 21 - Financial Instruments and Risk Management (cont'd)

G. Hierarchy of fair value

The following table presents an analysis of the financial instruments measured by fair value, using the valuation method.  (See Note 4).

The following levels were defined:

Level 1: Quoted (unadjusted) prices in an active market for identical instruments

Level 2: Observed data (directly or indirectly) not included in Level 1 above.

Level 1	As at December 31, 2020	As at December 31, 2019
	$ millions	$ millions

Investments at fair value through other comprehensive income	136	151

Level 2	As at December 31, 2020	As at December 31, 2019
	$ millions	$ millions

Derivatives designated as economic hedge, net	(32)	(3)
Derivatives designated as cash flow hedge, net	87	57
	55	54